Basis of preparation (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Canadian Dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	1.39		1.39		1.44
Average foreign currency exchange rate	1.38	1.36	1.40	1.36
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	0.85		0.85		0.96
Average foreign currency exchange rate	0.86	0.91	0.89	0.92
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	7.12		7.12		7.30
Average foreign currency exchange rate	7.16	7.16	7.22	7.20